Contingent liabilities, contractual commitments, and guarantees - Summary of contingent liabilities, guarantees, and commitments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:	$ 115,007	$ 110,019
Commitments	939,999	861,578
– documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	6,489	7,096
– forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	110,784	61,017
– standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	822,726	793,465
Loans and other credit-related commitments
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment	691,353	619,019
Loans and other credit-related commitments | Gross carrying amount
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment	691,705	619,367
– financial guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:	16,605	16,998
– performance and other guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:	98,103	92,723
– other contingent liabilities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:	$ 299	$ 298